Related Party Transactions - Summary of Significant Balances and Transactions Between Group and Related Parties Settlement and Other Operating Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Profit or loss	¥ 117,810	¥ 39,157	¥ (830)
Parent Company | SoftBank Corp. | Granting PayPay Points to Users on Behalf of SoftBank Corp.
Disclosure of transactions between related parties [line items]
Profit or loss	0	0	0
Settlement amounts	55,699	36,385
Settlement amounts			19,888
Outstanding receivable balances	5,200	4,546	3,350
Outstanding payable balances	(459)	(259)	(184)
Parent Company | SoftBank Corp. | Securitization Transaction Involving Receivables
Disclosure of transactions between related parties [line items]
Profit or loss	0	0	0
Settlement amounts	62,916	72,914
Settlement amounts			51,543
Outstanding receivable balances	139,630	123,050	80,278
Parent Company | LY Corporation | Rendering Settlement Service
Disclosure of transactions between related parties [line items]
Profit or loss	21,947	18,253	15,701
Settlement amounts	2,097,781	1,825,130	1,768,955
Outstanding payable balances	(167,738)	(148,646)	(138,749)
Parent Company | LY Corporation | Bearing Expenses of User Incentives
Disclosure of transactions between related parties [line items]
Profit or loss	2,897	2,814	6,573
Settlement amounts	0	0	0
Outstanding payable balances	(358)	(474)	(844)
Subsidiary of Parent Company | SB Payment Service Corporation | Rendering Settlement Service
Disclosure of transactions between related parties [line items]
Profit or loss	0	0	0
Settlement amounts	1,011,159	721,382	419,058
Outstanding payable balances	(53,688)	(39,036)	(22,240)
Subsidiary of Parent Company | SB Payment Service Corporation | Utilizing Settlement System For Merchants
Disclosure of transactions between related parties [line items]
Profit or loss	8,697	8,806	10,245
Settlement amounts	591,330	615,825
Settlement amounts			912,322
Outstanding receivable balances	29,368	32,275	36,144
Outstanding payable balances	¥ (1,963)	¥ (3,531)	¥ (4,471)